New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2019
Disclosure of New standards and interpretations not yet adopted [Abstract]
New standards and interpretations not yet adopted
3	New standards and interpretations not yet adopted
There are no standards issued but not yet adopted that are expected to have a significant impact on the Corporation.